Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Merrimack Street Trust
Entity Central Index Key	0001562565
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity Investment Grade Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond ETF
Class Name	Fidelity® Investment Grade Bond ETF
Trading Symbol	FIGB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond ETF for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond ETF	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•The fund also benefited from being overweight credit risk, which added value as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•An overweight in investment-grade corporate bonds, especially those of bank issuers, also added value, although our positioning among industrial and utility bonds were modestly offsetting detractors.
•Notable changes in positioning include reduced exposure to investment-grade corporate bonds, increased exposure to U.S. Treasury debt, and purchases of mortgage bonds during periods of wider credit spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 2, 2021 through August 31, 2024. Initial investment of $10,000. Fidelity® Investment Grade Bond ETF $10,000 $10,216 $9,026 $8,951 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $8,986 $8,879 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Investment Grade Bond ETF - NAV A 7.77% -1.02% Fidelity® Investment Grade Bond ETF - Market Price B 7.60% -0.88% Bloomberg U.S. Aggregate Bond Index A 7.30% -1.37% A From March 2, 2021 B From March 4, 2021, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 122,028,691
Holdings Count | shares	384
Advisory Fees Paid, Amount	$ 207,138
Investment Company Portfolio Turnover	277.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$122,028,691
Number of Holdings	384
Total Advisory Fee	$207,138
Portfolio Turnover	277%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 66.4 AAA 5.2 AA 0.3 A 7.4 BBB 15.0 BB 1.8 B 0.7 Not Rated 2.2 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 52.9 Corporate Bonds 23.1 U.S. Government Agency - Mortgage Securities 13.5 Asset-Backed Securities 6.5 CMOs and Other Mortgage Related Securities 3.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 92.5 Grand Cayman (Uk Overseas Ter) 3.9 United Kingdom 0.9 Bailiwick Of Jersey 0.8 Mexico 0.7 Ireland 0.6 Switzerland 0.4 Multi-national 0.2 Germany 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 42.3 US Treasury Bonds 10.6 Uniform Mortgage Backed Securities 7.2 Ginnie Mae II Pool 3.7 Fannie Mae Mortgage pass-thru certificates 1.8 Bank of America Corp 1.3 JPMorgan Chase & Co 1.1 Wells Fargo & Co 1.0 Charter Communications Operating LLC / Charter Communications Operating Capital 0.9 Morgan Stanley 0.8 70.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Low Duration Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Duration Bond ETF
Class Name	Fidelity® Low Duration Bond ETF
Trading Symbol	FLDB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low Duration Bond ETF for the period February 22, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond ETF A	$ 11	0.20%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the ETF's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, an allocation to interest-earning cash was a modest drag on relative performance.
•At period end, corporates made up about 55% of fund assets, down from roughly 65% on March 1, 2024 (the fund's inception date is February 22, 2024). At the same time, we increased exposure to U.S. Treasurys from about 23% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 8% to approximately 16% of assets as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 22, 2024 through August 31, 2024. Initial investment of $10,000. Fidelity® Low Duration Bond ETF $10,000 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 Bloomberg U.S. Aggregate Bond Index $10,000 2024
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 373,830,821
Holdings Count | shares	406
Advisory Fees Paid, Amount	$ 289,923
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$373,830,821
Number of Holdings	406
Total Advisory Fee	$289,923
Portfolio Turnover	15%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.5 AAA 17.0 AA 1.2 A 27.4 BBB 26.2 BB 0.6 Not Rated 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.9 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 55.0 U.S. Treasury Obligations 25.5 Asset-Backed Securities 15.6 CMOs and Other Mortgage Related Securities 2.8 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 78.2 Canada 4.4 United Kingdom 4.3 Germany 3.1 Netherlands 1.8 Japan 1.6 France 1.6 Switzerland 1.4 Ireland 1.0 Others 2.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.8 US Treasury Bill 11.7 Bank of America Corp 1.8 JPMorgan Chase & Co 1.7 Lloyds Banking Group PLC 1.5 UBS Group AG 1.4 Citigroup Inc 1.4 Wells Fargo & Co 1.3 Volkswagen Group of America Finance LLC 1.2 HSBC Holdings PLC 1.2 37.0
Fidelity Low Duration Bond Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Low Duration Bond Factor ETF
Class Name	Fidelity® Low Duration Bond Factor ETF
Trading Symbol	FLDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low Duration Bond Factor ETF for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond Factor ETF	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by late-period gains as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Given the large number of securities in the index (roughly 330) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 12, 2018 through August 31, 2024. Initial investment of $10,000. Fidelity® Low Duration Bond Factor ETF $10,000 $10,075 $10,473 $10,733 $10,772 $10,607 $11,123 Fidelity Low Duration Investment Grade Factor Index℠ $10,000 $10,076 $10,497 $10,795 $10,854 $10,713 $11,252 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $10,045 $10,314 $10,503 $10,514 $10,474 $10,800 Bloomberg U.S. Aggregate Bond Index $10,000 $10,120 $11,150 $11,871 $11,861 $10,496 $10,370 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Low Duration Bond Factor ETF - NAV A 6.63% 2.52% 2.78% Fidelity® Low Duration Bond Factor ETF - Market Price B 6.70% 2.54% 2.80% Fidelity Low Duration Investment Grade Factor Index℠ A 6.80% 2.74% 3.00% Bloomberg US Treasury Bill: 6-9 Months Index A 5.37% 1.99% 2.10% Bloomberg U.S. Aggregate Bond Index A 7.30% -0.04% 1.73% A From June 12, 2018 B From June 14, 2018, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 12, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 539,541,864
Holdings Count | shares	274
Advisory Fees Paid, Amount	$ 571,779
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$539,541,864
Number of Holdings	274
Total Advisory Fee	$571,779
Portfolio Turnover	38%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.1 AAA 1.7 AA 24.8 A 53.5 BBB 6.5 Short-Term Investments and Net Other Assets (Liabilities) 1.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 86.5 U.S. Treasury Obligations 12.1 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) United States 58.7 Australia 11.0 Canada 8.4 United Kingdom 4.4 Germany 4.4 Japan 3.6 Netherlands 3.0 France 2.5 Switzerland 1.9 Others 2.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.1 JPMorgan Chase & Co 3.6 Goldman Sachs Group Inc/The 3.3 National Australia Bank Ltd 2.9 Royal Bank of Canada 2.7 Caterpillar Financial Services Corp 2.3 John Deere Capital Corp 2.3 Bank of America Corp 2.3 Morgan Stanley 2.2 Westpac Banking Corp 2.1 35.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Tactical Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond ETF
Class Name	Fidelity® Tactical Bond ETF
Trading Symbol	FTBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond ETF for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond ETF	$ 58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•Yield curve positioning, however, detracted a bit as the curve steepened.
•The fund also benefited from being overweight credit risk via high-yield corporate debt and leveraged loans, which added value as credit spreads approached all-time tight levels.
•Other notable contributors included the fund's allocation to securitized products, including outperforming stakes in commercial mortgage-backed securities and asset-backed securities
•Notable changes in positioning include reduced exposure to corporate bonds and increased exposure to U.S. Treasury debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 24, 2023 through August 31, 2024. Initial investment of $10,000. Fidelity® Tactical Bond ETF $10,000 $9,918 Bloomberg U.S. Aggregate Bond Index $10,000 $9,831 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Tactical Bond ETF - NAV A 8.46% 4.66% Fidelity® Tactical Bond ETF - Market Price B 8.49% 4.73% Bloomberg U.S. Aggregate Bond Index A 7.30% 3.39% A From January 24, 2023 B From January 26, 2023, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jan. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,854,986
Holdings Count | shares	665
Advisory Fees Paid, Amount	$ 82,617
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$24,854,986
Number of Holdings	665
Total Advisory Fee	$82,617
Portfolio Turnover	37%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.3 AAA 0.7 AA 0.6 A 2.9 BBB 11.2 BB 13.1 B 6.2 CCC,CC,C 2.7 Not Rated 1.7 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 55.3 Corporate Bonds 27.3 Foreign Government and Government Agency Obligations 4.2 Preferred Securities 2.8 Asset-Backed Securities 1.9 CMOs and Other Mortgage Related Securities 1.7 Municipal Securities 0.6 Bank Loan Obligations 0.6 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.6 ASSET ALLOCATION (% of Fund's net assets) United States 82.0 Canada 3.1 United Kingdom 2.0 Mexico 1.9 Brazil 1.3 Grand Cayman (UK Overseas Ter) 1.1 Dominican Republic 1.0 Switzerland 1.0 Luxembourg 1.0 Others 5.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 47.9 US Treasury Bonds 7.4 Bank of Nova Scotia/The 1.6 Petroleos Mexicanos 1.4 DPL Inc 1.2 Charter Communications Operating LLC / Charter Communications Operating Capital 1.1 Dominican Republic 1.0 Millicom International Cellular SA 0.9 Ford Motor Credit Co LLC 0.9 Colombian Republic 0.9 64.3
Fidelity Limited Term Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Bond ETF
Class Name	Fidelity® Limited Term Bond ETF
Trading Symbol	FLTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Bond ETF for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond ETF	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the ETF's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed. An out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the composite index, which hurt relative performance.
•At period end, corporates made up about 72% of fund assets, up from roughly 66% a year ago and overweight versus the composite index average of about 68%. Exposure to U.S. Treasurys stood at 7% as of August 31, compared with an average of roughly 19% for the composite index and about 66% for the fund's Bloomberg 1-5 year benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 6, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Limited Term Bond ETF $10,000 $10,122 $10,464 $10,596 $10,571 $11,229 $11,795 $11,892 $11,134 $11,358 $12,253 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,129 $10,370 $10,467 $10,422 $11,043 $11,564 $11,602 $10,924 $11,054 $11,791 Fidelity Limited Term Composite Index℠ $10,000 $10,120 $10,431 $10,591 $10,576 $11,254 $11,819 $11,930 $11,211 $11,415 $12,273 Bloomberg U.S. Aggregate Bond Index $10,000 $10,172 $10,778 $10,831 $10,718 $11,808 $12,572 $12,562 $11,115 $10,983 $11,784 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Limited Term Bond ETF - NAV A 7.88% 1.76% 2.07% Fidelity® Limited Term Bond ETF - Market Price B 7.96% 1.75% 2.03% Bloomberg U.S. 1-5 Year Government/Credit Bond Index A 6.67% 1.32% 1.68% Fidelity Limited Term Composite Index℠ A 7.52% 1.75% 2.09% Bloomberg U.S. Aggregate Bond Index A 7.30% -0.04% 1.67% A From October 6, 2014 B From October 9, 2014, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 06, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 149,845,314
Holdings Count | shares	729
Advisory Fees Paid, Amount	$ 383,186
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$149,845,314
Number of Holdings	729
Total Advisory Fee	$383,186
Portfolio Turnover	60%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.5 AAA 11.1 AA 1.5 A 26.9 BBB 38.4 BB 5.1 B 4.3 CCC,CC,C 0.5 Not Rated 4.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 72.2 Asset-Backed Securities 10.7 CMOs and Other Mortgage Related Securities 7.0 U.S. Treasury Obligations 6.4 Bank Loan Obligations 1.6 U.S. Government Agency - Mortgage Securities 0.1 Other Investments 0.1 Foreign Government and Government Agency Obligations 0.1 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 75.3 United Kingdom 5.1 Grand Cayman (Uk Overseas Ter) 4.4 Canada 3.5 Germany 2.8 Japan 1.4 France 1.3 Ireland 1.0 Netherlands 1.0 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 6.4 JPMorgan Chase & Co 2.2 Bank of America Corp 2.0 Morgan Stanley 1.6 Wells Fargo & Co 1.4 Goldman Sachs Group Inc/The 1.4 Citigroup Inc 1.2 Ford Motor Credit Co LLC 1.1 HSBC Holdings PLC 1.0 Hyundai Capital America 0.9 19.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee
Material Fund Change Strategies [Text Block]	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Total Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Bond ETF
Class Name	Fidelity® Total Bond ETF
Trading Symbol	FBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Bond ETF for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond ETF	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 6, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Total Bond ETF $10,000 $10,083 $10,773 $10,987 $10,911 $11,972 $12,942 $13,188 $11,695 $11,719 $12,684 Bloomberg U.S. Universal Bond Index $10,000 $10,142 $10,801 $10,946 $10,845 $11,937 $12,703 $12,815 $11,296 $11,252 $12,143 Bloomberg U.S. Aggregate Bond Index $10,000 $10,172 $10,778 $10,831 $10,718 $11,808 $12,572 $12,562 $11,115 $10,983 $11,784 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Total Bond ETF - NAV A 8.24% 1.16% 2.43% Fidelity® Total Bond ETF - Market Price B 8.17% 1.16% 2.38% Bloomberg U.S. Universal Bond Index A 7.92% 0.34% 1.98% Bloomberg U.S. Aggregate Bond Index A 7.30% -0.04% 1.67% A From October 6, 2014 B From October 9, 2014, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 06, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,596,359,627
Holdings Count | shares	3,949
Advisory Fees Paid, Amount	$ 28,022,712
Investment Company Portfolio Turnover	313.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$11,596,359,627
Number of Holdings	3,949
Total Advisory Fee	$28,022,712
Portfolio Turnover	313%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 54.0 AAA 7.8 AA 0.4 A 9.3 BBB 17.8 BB 3.8 B 6.2 CCC,CC,C 0.9 D 0.0 Not Rated 3.5 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 33.3 Corporate Bonds 30.7 U.S. Government Agency - Mortgage Securities 20.7 Asset-Backed Securities 6.6 CMOs and Other Mortgage Related Securities 6.3 Bank Loan Obligations 4.5 Foreign Government and Government Agency Obligations 1.2 Preferred Securities 0.3 Purchased Swaptions 0.1 Other Investments 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.7)% United States 88.1 Grand Cayman (UK Overseas Ter) 3.2 United Kingdom 1.4 Mexico 1.2 Ireland 0.9 Bailiwick Of Jersey 0.7 Switzerland 0.6 Germany 0.6 Canada 0.6 Others 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 22.6 US Treasury Bonds 10.7 Uniform Mortgage Backed Securities 6.9 Ginnie Mae II Pool 5.6 Fannie Mae Mortgage pass-thru certificates 5.1 Freddie Mac Gold Pool 2.8 JPMorgan Chase & Co 1.6 Bank of America Corp 1.5 Wells Fargo & Co 1.2 Morgan Stanley 1.2 59.2
Fidelity Sustainable Low Duration Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Low Duration Bond ETF
Class Name	Fidelity® Sustainable Low Duration Bond ETF
Trading Symbol	FSLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond ETF for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Low Duration Bond ETF	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the ETF's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 62% of fund assets, down from roughly 64% a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 32% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 5% to approximately 9% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 19, 2022 through August 31, 2024. Initial investment of $10,000. Fidelity® Sustainable Low Duration Bond ETF $10,000 $10,016 $10,444 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $9,991 $10,302 Bloomberg U.S. Aggregate Bond Index $10,000 $9,847 $9,730 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Sustainable Low Duration Bond ETF - NAV A 5.83% 4.32% Fidelity® Sustainable Low Duration Bond ETF - Market Price B 5.86% 4.37% Bloomberg US Treasury Bill: 6-9 Months Index A 5.37% 3.53% Bloomberg U.S. Aggregate Bond Index A 7.30% 1.83% A From April 19, 2022 B From April 21, 2022, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,758,355
Holdings Count | shares	195
Advisory Fees Paid, Amount	$ 8,909
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$3,758,355
Number of Holdings	195
Total Advisory Fee	$8,909
Portfolio Turnover	50%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.9 AAA 9.5 A 29.5 BBB 31.9 Short-Term Investments and Net Other Assets (Liabilities) 3.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 61.4 U.S. Treasury Obligations 25.9 Asset-Backed Securities 8.6 CMOs and Other Mortgage Related Securities 0.9 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) United States 91.0 Canada 7.5 China 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 25.9 Bank of America Corp 2.2 Wells Fargo & Co 2.2 Goldman Sachs Group Inc/The 2.2 JPMorgan Chase & Co 2.1 Morgan Stanley 2.1 Equitable Financial Life Global Funding 2.0 Hyundai Capital America 1.9 Citigroup Inc 1.7 Truist Financial Corp 1.7 44.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Core Plus Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Core Plus Bond ETF
Class Name	Fidelity® Sustainable Core Plus Bond ETF
Trading Symbol	FSBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond ETF for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Core Plus Bond ETF	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities also made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations. Non-benchmark picks among global bonds were beneficial, too.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 19, 2022 through August 31, 2024. Initial investment of $10,000. Fidelity® Sustainable Core Plus Bond ETF $10,000 $9,728 $9,719 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,851 $9,737 Bloomberg U.S. Aggregate Bond Index $10,000 $9,847 $9,730 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Sustainable Core Plus Bond ETF - NAV A 8.31% 2.19% Fidelity® Sustainable Core Plus Bond ETF - Market Price B 8.61% 2.33% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index A 7.26% 1.85% Bloomberg U.S. Aggregate Bond Index A 7.30% 1.83% A From April 19, 2022 B From April 21, 2022, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,895,859
Holdings Count | shares	481
Advisory Fees Paid, Amount	$ 41,505
Investment Company Portfolio Turnover	327.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$11,895,859
Number of Holdings	481
Total Advisory Fee	$41,505
Portfolio Turnover	327%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 48.5 AAA 8.2 AA 1.1 A 13.4 BBB 19.7 BB 4.4 B 4.6 CCC,CC,C 1.9 Not Rated 1.3 Equities 0.0 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.1)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 43.5 U.S. Treasury Obligations 25.8 U.S. Government Agency - Mortgage Securities 22.7 Asset-Backed Securities 8.4 Preferred Securities 1.1 CMOs and Other Mortgage Related Securities 1.0 Bank Loan Obligations 0.5 Foreign Government and Government Agency Obligations 0.1 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.1)% United States 83.7 Grand Cayman (Uk Overseas Ter) 5.5 Multi-national 2.1 United Kingdom 1.8 Canada 1.4 Ireland 1.1 France 1.1 Germany 1.0 Spain 0.9 Others 1.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.0 Uniform Mortgage Backed Securities 11.8 US Treasury Bonds 9.8 Ginnie Mae II Pool 5.5 Fannie Mae Mortgage pass-thru certificates 3.4 Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC 2.6 Cedar Funding Lt 2.1 Allegro Clo Xv Ltd / Allegro Clo Vx LLC 2.1 Freddie Mac Gold Pool 1.7 Bank of America Corp 1.6 56.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Corporate Bond ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond ETF
Class Name	Fidelity® Corporate Bond ETF
Trading Symbol	FCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond ETF for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond ETF	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Security selection drove the fund's favorable performance versus the benchmark, while sector positioning slightly detracted overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts (REITs).
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 6, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Corporate Bond ETF $10,000 $9,974 $10,902 $11,167 $11,010 $12,483 $13,489 $13,909 $11,781 $11,921 $13,114 Bloomberg U.S. Credit Bond Index $10,000 $10,022 $10,938 $11,146 $11,036 $12,470 $13,354 $13,657 $11,686 $11,785 $12,843 Bloomberg U.S. Aggregate Bond Index $10,000 $10,172 $10,778 $10,831 $10,718 $11,808 $12,572 $12,562 $11,115 $10,983 $11,784 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Corporate Bond ETF - NAV A 10.00% 0.99% 2.77% Fidelity® Corporate Bond ETF - Market Price B 10.03% 1.01% 2.72% Bloomberg U.S. Credit Bond Index A 8.98% 0.59% 2.56% Bloomberg U.S. Aggregate Bond Index A 7.30% -0.04% 1.67% A From October 6, 2014 B From October 9, 2014, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 06, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 225,927,691
Holdings Count | shares	455
Advisory Fees Paid, Amount	$ 731,560
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$225,927,691
Number of Holdings	455
Total Advisory Fee	$731,560
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 8.7 AA 0.1 A 15.4 BBB 65.5 BB 7.1 B 0.7 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 88.0 U.S. Treasury Obligations 8.7 Preferred Securities 0.5 Asset-Backed Securities 0.3 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) United States 80.8 United Kingdom 4.0 Canada 3.4 France 2.6 Ireland 2.6 Germany 1.7 Switzerland 1.4 Spain 1.0 Italy 0.7 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 8.7 Bank of America Corp 2.3 JPMorgan Chase & Co 2.1 Boeing Co 1.5 UBS Group AG 1.4 Centene Corp 1.4 Energy Transfer LP 1.3 Avolon Holdings Funding Ltd 1.2 Broadcom Inc 1.2 Societe Generale SA 1.2 22.3
Fidelity Investment Grade Securitized ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Securitized ETF
Class Name	Fidelity® Investment Grade Securitized ETF
Trading Symbol	FSEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Securitized ETF for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Securitized ETF	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg U.S. Securitized Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also lifted relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark this period.
•An overweight in agency CMBS also hurt the fund's relative result.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 2, 2021 through August 31, 2024. Initial investment of $10,000. Fidelity® Investment Grade Securitized ETF $10,000 $10,036 $8,983 $8,795 Bloomberg U.S. Securitized Index $10,000 $10,018 $9,044 $8,867 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $8,986 $8,879 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Investment Grade Securitized ETF - NAV A 8.30% -1.38% Fidelity® Investment Grade Securitized ETF - Market Price B 8.39% -1.35% Bloomberg U.S. Securitized Index A 7.55% -1.34% Bloomberg U.S. Aggregate Bond Index A 7.30% -1.37% A From March 2, 2021 B From March 4, 2021, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 90,597,168
Holdings Count | shares	194
Advisory Fees Paid, Amount	$ 15,584
Investment Company Portfolio Turnover	358.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$90,597,168
Number of Holdings	194
Total Advisory Fee	$15,584
Portfolio Turnover	358%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 98.7 AAA 16.0 Not Rated 3.9 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (18.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 96.0 CMOs and Other Mortgage Related Securities 15.1 Asset-Backed Securities 4.3 U.S. Treasury Obligations 2.7 Purchased Swaptions 0.5 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (18.6)% United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Uniform Mortgage Backed Securities 53.5 Ginnie Mae II Pool 25.3 Fannie Mae Mortgage pass-thru certificates 14.1 Freddie Mac Multiclass Mortgage participation certificates 5.4 Freddie Mac Gold Pool 3.1 US Treasury Notes 1.8 Ford Credit Floorplan Master Owner Trust A 1.5 BMO Mortgage Trust 1.2 Benchmark Mortgage Trust 1.1 US Treasury Bonds 0.9 107.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec